Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Liabilities But Available for Offset in Event of Default (Detail) - USD ($)
$ in Millions
	Dec. 31, 2015	Dec. 31, 2014
Offsetting [Abstract]
Derivative liabilities Gross recognized liabilities	$ 1,809	$ 1,847
Repurchase agreements Gross recognized liabilities	1,092	948
Securities loaned Gross recognized liabilities		47
Total Gross recognized liabilities	2,901	2,842
Derivative liabilities Gross amounts liabilities offset in consolidated balance sheet	(1,283)	(1,317)
Total Gross amounts liabilities offset in consolidated balance sheet	(1,283)	(1,317)
Derivative liabilities Net amounts liabilities presented in consolidated balance sheet	526	530
Repurchase agreements Net amounts liabilities presented in consolidated balance sheet	1,092	948
Securities loaned Net amounts liabilities presented in consolidated balance sheet		47
Total Net amounts liabilities presented in consolidated balance sheet	1,618	1,525
Derivative liabilities Gross financial instrument liability amounts not offset in consolidated balance sheet	(82)	(58)
Repurchase agreements Gross financial instrument liability amounts not offset in consolidated balance sheet	(102)	(40)
Securities loaned Gross financial instruments not offset in consolidated balance sheet	0	0
Total Gross financial instrument liability amounts not offset in consolidated balance sheet	(184)	(98)
Repurchase agreements Gross collateral pledged amounts not offset in consolidated balance sheet	(990)	(908)
Securities loaned Gross collateral pledged amounts not offset in consolidated balance sheet		(46)
Total Gross collateral pledged amounts not offset in consolidated balance sheet	(990)	(954)
Derivative liabilities Net Amount	444	472
Repurchase agreements Net Amount	0	0
Securities loaned Net Amount		1
Total Net Amount Liabilities	$ 444	$ 473